Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, net

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2018	December 31, 2017
Accounts receivable	$2,643	$642
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$2,643	$642

   Financial instruments that potentially subject Navios Containers L.P. to concentrations of credit risk are accounts receivable. Navios Containers L.P. does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.